Leases - Disclosure of Maturity Analysis of Operating Lease Payments (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	€ 26,840	€ 27,295
Less than 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	8,905	18,009
Between 2 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	17,366	8,345
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Total lease liabilities	€ 569	€ 941